NET INVESTMENT IN DIRECT FINANCING LEASES - Summary of Risk Classification of Direct Financing Lease Receivables (Details) - USD ($)	Jun. 30, 2021	Jun. 30, 2020
Total minimum lease payments to be received	$ 127,827,892	$ 122,561,475
Normal [Member]
Total minimum lease payments to be received	6,415,200	20,699,228
Abnormal [Member]
Total minimum lease payments to be received	$ 121,412,692	$ 101,862,247